Label	Element	Value
Janus Henderson Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Janus Henderson Government Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson Government Money Market Fund seeks capital preservation and liquidity
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Information about eligibility requirements for each share class is available from your financial professional and in the “Purchases” section on page 19 of the Fund’s Prospectus and in the “Purchase of Shares” section on page 20 of the Fund’s Statement of Additional Information. In addition, please see Appendix A for information regarding financial intermediary-specific policies that may apply to purchases of Fund shares through certain intermediaries. You may also incur brokerage commissions charged by your broker or financial intermediary when buying American Cancer Society Support – Class I Shares or American Cancer Society Support – Class N Shares of the Fund that are not reflected in the table or in the example below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on the estimated annualized expenses that the Shares expect to incur.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its investment objectives by primarily investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities.
The Fund operates as a “government money market fund” as such term is defined in or interpreted under Rule 2a‑7 under the Investment Company Act of 1940, as amended. As a government money market fund, the Fund pursues its investment objectives by normally investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). The Fund’s investments in U.S. Government securities may include obligations issued and/or guaranteed as to principal and interest by the United States Government or by its agencies and instrumentalities, and repurchase agreements secured by such obligations. Although U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are not issued by, and may not be guaranteed by (i.e., backed by the full faith and credit of), the U.S. Treasury. Some government agency and instrumentality securities not backed by the full faith and credit of the United States are supported by the issuer’s ability to borrow from the U.S. Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. The Fund’s investments in securities issued by U.S. Government agencies and instrumentalities may be significant.
The Fund will:
•	invest in high-quality, short-term money market instruments that present minimal credit risks, as determined by the Adviser
•	invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a‑7 under the Investment Company Act of 1940, as amended)
•
maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or less

As a government money market fund, the Board of Trustees has determined not to subject the Fund to a liquidity fee on Fund redemptions. Please note that the Board of Trustees has reserved the ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. American Cancer Society Support – Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. American Cancer Society Support – Class I Shares and American Cancer Society Support – Class N Shares of the Fund commenced operations on October 18, 2024. The performance shown for American Cancer Society Support – Class I Shares and American Cancer Society Support – Class N Shares for the period February 14, 1995 to December 31, 2023, reflects the performance of the Fund’s American Cancer Society Support – Class T Shares. If American Cancer Society Support – Class I Shares and American Cancer Society Support – Class N Shares had been available during periods prior to December 31, 2023, they would have substantially similar annual returns because all classes of shares invest in the same portfolio of securities, but returns will differ only to the extent that American Cancer Society Support – Class I Shares and American Cancer Society Support – Class N Shares have lower expenses.
The bar chart depicts the change in performance from year to year during the periods indicated. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1‑877‑335‑2687.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart depicts the change in performance from year to year during the periods indicated. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑877‑335‑2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janushenderson.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for American Cancer Society Support – Class T Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 4th Quarter 2023 1.22% Worst Quarter: 4th Quarter 2014 0.00%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	American Cancer Society Support – Class T Shares of the Fund are not offered in the Prospectus. Ordinarily, American Cancer Society Support – Class I Shares and American Cancer Society Support – Class N Shares would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns may likely differ to the extent that the classes do not have the same expenses.
Year to Date Return, Label	rr_YearToDateReturnLabel	Class T Shares’ year‑to‑date return as of the calendar quarter ended September 30, 2024 was 3.61%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/23)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Performance information for the Fund’s other share classes is included in the Fund’s annual and semiannual report (for the period ended December 31, 2023) and in the Fund’s Form N‑CSR filing (for the period ended June 30, 2024 and moving forward) and is available at janushenderson.com/reports or by calling 1‑877‑335‑2687.

Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7‑day yield on December 31, 2023 was 4.80% for Janus Henderson Government Money Market Fund.
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	4.80%
Janus Henderson Government Money Market Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Janus Henderson Government Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Janus Henderson Government Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Adviser is not required to reimburse the Fund for losses, and you should not expect that the Adviser will provide financial support to the Fund at any time, including during periods of market stress.
Janus Henderson Government Money Market Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Janus Henderson Government Money Market Fund | Money Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Money Market Risk.  You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Adviser is not required to reimburse the Fund for losses, and you should not expect that the Adviser will provide financial support to the Fund at any time, including during periods of market stress. Accordingly, if the value of Fund Shares were to fall below $1.00 per share, there is no guarantee that the Adviser or its affiliates would protect the Fund or redeeming shareholders against any loss of principal.

Janus Henderson Government Money Market Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk.  The liquidity of the securities which the Fund holds may deteriorate rapidly due to credit events affecting one or more issuers or guarantors or due to general market conditions and a lack of willing buyers. In such cases, the Fund may have to accept a lower price or may be unable to sell a security. An inability to sell one or more securities may negatively affect the Fund’s ability to maintain a $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Additionally, adverse market conditions impacting the trading of the value of money market instruments and/or an unusually high volume of redemption requests could cause the Fund to be unable to pay redemption proceeds within a short period of time. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain the value of your investment at $1.00 per share.

Janus Henderson Government Money Market Fund | Credit Quality Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Credit Quality Risk.  The value of the securities which the Fund holds may fall based on an issuer’s actual or perceived creditworthiness, or an issuer’s ability to meet its obligations (potentially even the U.S. Government). The credit quality of the Fund’s holdings can change rapidly in certain market environments and any downgrade or default of a portfolio security could cause the Fund’s yield to fall or cause the value of the Fund’s Shares to fall below $1.00 per share.

Janus Henderson Government Money Market Fund | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk.  Although the Fund seeks to invest only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of the changes in interest rates. Rising interest rates could cause the value of the Fund’s investments to decline, and a decline in interest rates is likely to cause the Fund’s yield to decline. During periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. Such low interest rate environments may prevent the Fund from providing a positive yield or could impair the Fund’s ability to maintain the value of your investment at $1.00 per share. Over time, the real value of the Fund’s yield may be eroded by inflation.

Janus Henderson Government Money Market Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk.  The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. For capital preservation and liquidity, the Fund may have a greater concentration in short-term securities including, but not limited to, investing up to all of its assets in overnight securities, which may result in a reduction of the Fund’s yield.

Janus Henderson Government Money Market Fund | Collateral Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Collateral Risk.  With respect to collateral received in repurchase transactions or other investments, the Fund may have significant exposure to government agencies not secured by the full faith and credit of the United States. Such exposure, depending on market conditions, could have a negative impact on the Fund, including minimizing the value of any collateral.

Janus Henderson Government Money Market Fund | Counterparty Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Janus Henderson Government Money Market Fund | Variable and Floating Rate Demand Notes Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Variable and Floating Rate Demand Notes Risk.  Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer’s or guarantor’s creditworthiness. Demand features, which are often issued by third-party financial institutions, may shorten the life of a variable or floating rate security. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the third-party financial institutions supporting the Fund’s investments. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults and the third party is unable to fulfill its liquidity or guarantee demand feature obligations.

Janus Henderson Government Money Market Fund | U S Government Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Securities Risk.  Certain U.S. Government securities are not guaranteed or backed by the full faith and credit of the United States. For these securities, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

Janus Henderson Government Money Market Fund | Repurchase Agreement Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Repurchase Agreement Risk.  Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Janus Henderson Government Money Market Fund | American Cancer Society Support – Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%
1 Year	rr_ExpenseExampleYear01	$ 40
3 Years	rr_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 493
Janus Henderson Government Money Market Fund | American Cancer Society Support – Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.23%
1 Year	rr_ExpenseExampleYear01	$ 24
3 Years	rr_ExpenseExampleYear03	74
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	130
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 293
Janus Henderson Government Money Market Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
2014	rr_AnnualReturn2014	none
2015	rr_AnnualReturn2015	none
2016	rr_AnnualReturn2016	none
2017	rr_AnnualReturn2017	0.30%
2018	rr_AnnualReturn2018	1.29%
2019	rr_AnnualReturn2019	1.62%
2020	rr_AnnualReturn2020	0.24%
2021	rr_AnnualReturn2021	none
2022	rr_AnnualReturn2022	1.15%
2023	rr_AnnualReturn2023	4.54%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Janus Henderson Government Money Market Fund | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.54%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.50%	[2]
10 Years	rr_AverageAnnualReturnYear10	0.90%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.06%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 1995	[2]

[1]	Other Expenses are based on the estimated annualized expenses that the Shares expect to incur.
[2]	Class T Shares of the Fund are not offered in the Prospectus. Ordinarily, American Cancer Society Support – Class I Shares and American Cancer Society Support – Class N Shares would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns may likely differ to the extent that the classes do not have the same expenses. American Cancer Society Support – Class I Shares and American Cancer Society Support – Class N Shares are new and have not completed a full calendar year of operations as of December 31, 2023 and therefore American Cancer Society Support – Class I Shares and American Cancer Society Support – Class N Shares do not have annualized return information to report. Return information for the Fund’s American Cancer Society Support – Class I Shares and American Cancer Society Support – Class N Shares will be shown in future prospectuses offering the Fund’s American Cancer Society Support – Class I Shares and American Cancer Society Support – Class N Shares after the Fund’s American Cancer Society Support – Class I Shares and American Cancer Society Support – Class N Shares have a full calendar year of return information to report.